Accounts payable and accrued liabilities (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 490,840	$ 161,768	$ 157,272
Accrued payroll including vacation	316,588	242,436	263,851
Accrued professional fees	211,232	500,430	82,036
Accrued research and development costs	65,000	87,751	100,583
Accrued taxes	126,990	22,994
Accrued other		25,466	18,167
Accrued construction costs	387,038	0
Accrued other	4,708	2,472
Accounts payable and accrued liabilities	$ 1,602,396	$ 1,017,851	$ 621,909